Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Information Regarding Supplemental Executive Retirement Wage Replacement Plan And The Directors' Benefit Plan

The following table sets forth information regarding the SERP and the directors’ defined benefit plan:

	December 31,
	2013	2012
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$25,526	19,791
Service cost	1,799	1,313
Interest cost	908	796
(Gain) loss due to change in discount rate	(3,634)	1,360
Loss due to demographic changes	5,647	2,795
Actuarial (gain) loss	(330)	235
Benefits paid	(764)	(764)

Benefit obligation at end of year	29,152	25,526

Funded status	$(29,152)	(25,526)

Schedule Of Accumulated Other Comprehensive Loss Related To Pension Plans On A Pre-Tax Basis

	December 31,
	2013	2012
	(In thousands)
Prior service cost	$146	244
Net actuarial gain	8,956	7,933

Total amounts recognized in accumulated other comprehensive income	$9,102	8,177

Components Of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Service cost	$1,799	1,313	1,061
Interest cost	908	796	811
Amortization of:
Prior service cost	98	98	98
Net gain	660	145	—

Total net periodic benefit cost	$3,465	2,352	1,970

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost

The following are the weighted average assumptions used to determine net periodic benefit cost:

	Year Ended December 31,
	2013	2012	2011
Discount rate	3.56%	4.08%	5.18%
Rate of compensation increase	3.87%	3.74%	3.63%

The weighted-average actuarial assumptions used in the plan determinations at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Discount rate	4.53%	3.56%
Rate of compensation increase	4.00%	3.87%

Estimated Future Benefit Payments

Estimated future benefit payments, which reflect expected future service, as appropriate for the next ten calendar years are as follows:

Amount
(In thousands)
2014	$985
2015	980
2016	976
2017	973
2018	974
2019 through 2023	14,398

Summary Of Non-Vested Options And Restricted Shares

The following is a summary of the status of the Company’s restricted shares as of December 31, 2013 and changes therein during the year then ended:

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2012	1,292,739	$13.69
Granted	3,000	18.18
Vested	(246,832)	13.54
Forfeited	(7,501)	13.80

Non-vested at December 31, 2013	1,041,406	$13.70

Summary Of Stock Option Activity And Related Information

The following is a summary of the Company’s stock option activity and related information for its option plan for the year ended December 31, 2013:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2012	4,320,068	$14.98	4.1	$12,083
Granted	819,189	16.85
Exercised	(696,139)	15.28
Forfeited	(12,000)	16.23
Expired	—	—

Outstanding at December 31, 2013	4,431,118	$15.28	3.7	$45,652

Exercisable at December 31, 2013	4,225,898	$15.03	3.4	$44,604

Schedule Of Fair Value Of Option Grants Estimated On The Date Of Grant

The fair value of the option grants was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	December 31,
	2013	2012	2011
Expected dividend yield	0.16%	1.12%	—%
Expected volatility	33.20%	30.40%	31.59%
Risk-free interest rate	1.38%	0.67%	2.08%
Expected option life	6.5 years	10.0 years	6.5 years